Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income (loss)	$ 245,578	$ 187,198	$ (90,936)
Items that may be reclassified into profit or loss
Foreign currency translation adjustments	(32,422)	(50,465)	44,459
Items that will not be reclassified into profit or loss
Actuarial (losses) gains on employee benefit plans	(13,693)	1,134	7,755
Tax recovery (expense)	3,584	(403)	(2,031)
Other comprehensive (loss) income	(42,531)	(49,734)	50,183
Total comprehensive income (loss)	$ 203,047	$ 137,464	$ (40,753)